OTHER SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
OTHER SIGNIFICANT ACCOUNTING POLICIES
OTHER SIGNIFICANT ACCOUNTING POLICIES
Revenue
Revenue is recognised when all of the following conditions are met: (1) the amount of revenue can be reliably measured; (2) it is probable that future economic benefits will flow to the Group; and (3) the significant risks and rewards of ownership of the products have passed to the buyer, usually on delivery of the goods. For product sales, these conditions generally occur when the products are delivered to or picked up by customers and, in the case of full-service vending, when cash is collected from vending machines. Revenue is stated net of sales discounts and marketing and promotional incentives paid to customers.
Value added taxes are recorded on a net basis (i.e. excluded from revenue) and excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue).
Deductions from revenue and sales incentives
The Group participates in various programmes and arrangements with customers designed to increase the sale of products. Among the programmes are arrangements under which allowances can be earned by customers for attaining agreed-upon sales levels or for participating in specific marketing programmes.
Under customer programmes and arrangements that require sales incentives to be paid in advance, the Group amortises the amount paid over the period of benefit or contractual sales volume. When incentives are paid in arrears, the Group accrues the estimated amount to be paid based upon historical customer experience, the programme’s contractual terms, expected customer performance and/or estimated sales volume.
Franchisor support arrangements
The Group participates in various funding programmes supported by TCCC or other franchisors whereby it receives funds from the franchisor to support customer marketing programmes or other arrangements that promote the sale of the franchisors’ products. Under these programmes, certain costs incurred by the Group are reimbursed by the franchisor. Payments from TCCC and other franchisors for marketing programmes and other similar arrangements to promote the sale of products are classified as a reduction in cost of sales, unless the presumption that the payment is a reduction in the price of the franchisors’ products can be overcome. Payments for marketing programmes are recognised as product is sold.
Refer to Note 18 for further details about the Group’s transactions with TCCC.
Shipping and handling costs
Shipping and handling costs related to the movement of finished goods from the Group’s manufacturing locations to the Group’s sales distribution centres are included in cost of sales on the consolidated income statement. Shipping and handling costs incurred to move finished goods from sales distribution centres to customer locations are included in selling and distribution expenses on the consolidated income statement. Customers do not pay separately for shipping and handling costs.
Standards issued but not yet effective
The standards and interpretations that are issued (although in some cases not yet adopted by the EU), but not yet effective, up to the date of issuance of these financial statements, are disclosed below. These standards will be adopted, if applicable, when they become effective. The impact the standards will have on the Group’s financial statements is being evaluated.
IFRS 9, “Financial Instruments”
IFRS 9 is effective for annual periods beginning on or after 1 January 2018. Based on a detailed review performed and taking into consideration the Group's current hedging activities and risk management strategies, the adoption of IFRS 9 will not have a material impact on the consolidated financial statements. The new hedge accounting rules will align the accounting for hedging instruments more closely with the group’s risk management practices. Under the new standard, more hedge relationships may be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Group’s current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9. In addition, the Group intends to designate more of its commodity exposure in accordance with our risk policy. The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to demonstrate and test the economic relationship per IFRS 9 guidelines. Other changes resulting from the adoption of the new standard include the application of an expected credit loss impairment model for receivables, which is not expected to have a material impact on the Group’s consolidated financial statements.
IFRS 15, “Revenue from Contracts with Customers”
In May 2014, the International Accounting Standards Board ("IASB") issued IFRS 15, “Revenue from Contracts with Customers”, that establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. IFRS 15 also requires additional disclosures about the nature, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgements and changes in judgements. The new revenue standard will supersede all current revenue recognition requirements under IAS 18. The Group plans to adopt IFRS 15 on a modified retrospective basis.
During the year the Group carried out a detailed review of the current recognition criteria for revenue against the requirements of IFRS 15 and concluded that the overall impact on the Group’s consolidated financial statements is not considered material.
IFRS 16, “Leases”
In January 2016, the IASB issued IFRS 16, “Leases”. The new standard supersedes IAS 17. The objective of IFRS 16 is to ensure a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17 and related interpretations. Accordingly, a lessor continues to classify its leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 is effective for annual periods beginning on or after 1 January 2019, with early adoption permitted. IFRS 16 allows either a full retrospective application or a modified retrospective application.
The Group is currently evaluating the impact that IFRS 16 will have on its consolidated financial statements.
IFRS 2, “Share-based Payments”
In June 2016, the IASB issued the narrow-scope amendments to IFRS 2, “Share-based Payments”. The amendments clarify how to account for certain types of share-based payment transactions including cash-settled share-based payments and share-based payment transactions with a net settlement feature for withholding tax obligations. The amendments also clarify the accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash-settled to equity-settled. Companies are required to apply the amendments for annual periods beginning on or after 1 January 2018.
We do not expect this amendment to have a material impact on the consolidated financial statements.
IFRIC Interpretation 23, “Uncertainty over Income Tax Treatment”
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include interest and penalties associated with uncertain tax treatments. The Interpretation addresses the following: whether an entity considers uncertain tax treatments separately, the assumptions an entity makes about the examination of tax treatments by taxation authorities, determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how changes in facts and circumstances are considered.
An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019.
We do not expect IFRIC 23 to have a material impact on the consolidated financial statements.